Redeemable Convertible Preferred Stock and Stockholders' Deficit - Summary of Stock Options Activity (Detail) - Micromidas, Inc. - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	3,885,113	1,041,855	1,049,353
Granted		2,974,895	365,000
Exercised	(55,762)	(1,376)	(1,200)
Forfeited / canceled		130,261	371,298
Number of Shares, Outstanding ending balance	3,829,351	3,885,113	1,041,855	1,049,353
Number of Shares, Vested and expected to vest	3,438,992	3,472,989
Weighted Average Exercise Price Per share, Outstanding beginning balance	$ 0.40	$ 0.77	$ 0.70
Granted		0.30	2.56
Exercised	0.98	0.78	2.26
Forfeited / canceled		0.90	2.32
Weighted Average Exercise Price Per share, Outstanding ending balance	$ 0.40	$ 0.40	$ 0.77	$ 0.70
Weighted Average Remaining Contractual Term, Outstanding	8 years 21 days	8 years 3 months 18 days	3 years 10 months 20 days	4 years 4 months 9 days